Income Tax - Schedule of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income (Loss) Before Income Taxes [Abstract]
Domestic (Israel)	$ (44,940)	$ (39,285)	$ (44,158)
Foreign	(31,870)	(14,589)	(16,957)
Loss before income taxes	$ (76,810)	$ (53,874)	$ (61,115)